SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	1 Months Ended		3 Months Ended								12 Months Ended
	May 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Oct. 29, 2017 USD ($) warranty_type warranty_coverage_grade	Jul. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Jan. 29, 2017 USD ($)	Oct. 30, 2016 USD ($)	Jul. 31, 2016 USD ($)	May 01, 2016 USD ($)	Jan. 31, 2016 USD ($)	Oct. 29, 2017 USD ($) warranty_type warranty_coverage_grade	Oct. 30, 2016 USD ($)	Nov. 01, 2015 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Reclassification of property, pant and equipment to assets held for sale											$ 4,700,000	$ 2,900,000
Carrying value of assets held for sale			$ 5,582,000				$ 4,256,000				5,582,000	4,256,000
Proceeds from sale of property held-for-sale											3,200,000	5,400,000
Gain (loss) on sale of assets and asset recovery			0	$ 0	$ (137,000)	$ 0	(62,000)	$ 52,000	$ 927,000	$ 725,000	(137,000)	1,642,000	$ 0
Fair value of assets held-for-sale			500,000								500,000
Depreciation expense											31,700,000	32,300,000	34,500,000
Amount of interest capitalized											200,000	200,000	300,000
Gain on insurance recovery					9,600,000						(9,749,000)	0	0
Goodwill impairment			$ 6,000,000	$ 0	0	$ 0					6,000,000	0	0
Engineering, selling, general and administrative expenses											293,145,000	302,551,000	286,840,000
Engineering selling general and administrative costs in inventory amount incurred											$ 2,600,000	2,600,000
Product warranty expiration period range start											2 years
Product warranty expiration period range end											20 years
Number of warranty types | warranty_type			2								2
Number of grades of coverage for each warranty type | warranty_coverage_grade			3								3
Number of months leak-free before Company assumes warranty responsibility											24 months
Reinsurance effect on claims and benefits incurred, amount assumed											$ 355,000
Workers' compensation liability			$ 250,000								250,000
Property and auto liability insurances			500,000								500,000
Auto liability insurance			250,000								250,000
General liability insurance			$ 1,000,000								1,000,000
Advertising expense											7,100,000	7,100,000	8,600,000
Allocated share-based compensation expense											10,200,000	10,900,000	9,400,000
Foreign exchange gain (loss)											547,000	(1,401,000)	(2,152,000)
Other comprehensive income (loss), foreign currency transaction and translation adjustment, net of tax											200,000	(300,000)	100,000
Mexico
Summary Of Significant Accounting Policies [Line Items]
Foreign currency transaction remeasurement gain loss											(300,000)	(800,000)	(1,800,000)
Canada
Summary Of Significant Accounting Policies [Line Items]
Foreign exchange gain (loss)											800,000	(600,000)	(400,000)
Computer software, intangible asset
Summary Of Significant Accounting Policies [Line Items]
Depreciation expense											$ 5,800,000	6,400,000	7,500,000
Computer software, intangible asset | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life											3 years
Computer software, intangible asset | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life											7 years
Stock Awards And Stock Options
Summary Of Significant Accounting Policies [Line Items]
Allocated share-based compensation expense											$ 10,200,000	10,900,000	9,400,000
Purchasing cost
Summary Of Significant Accounting Policies [Line Items]
Engineering, selling, general and administrative expenses											3,900,000	5,300,000	4,600,000
Engineering and drafting cost
Summary Of Significant Accounting Policies [Line Items]
Engineering, selling, general and administrative expenses											43,100,000	44,200,000	46,900,000
Metal Components
Summary Of Significant Accounting Policies [Line Items]
Net book value of fixed assets													5,800,000
Goodwill impairment											0
Discontinued operations held-for-sale
Summary Of Significant Accounting Policies [Line Items]
Gain (loss) on sale of assets and asset recovery											(200,000)	1,600,000
Natural disasters and other casualty events | Metal Components
Summary Of Significant Accounting Policies [Line Items]
Net book value of fixed assets		$ 6,700,000
Insurance proceeds	$ 8,000,000				18,000,000		$ 10,000,000
Cost of sales
Summary Of Significant Accounting Policies [Line Items]
Allocated share-based compensation expense											$ 1,000,000	1,100,000	$ 1,100,000
Cost of sales | Natural disasters and other casualty events | Metal Components
Summary Of Significant Accounting Policies [Line Items]
Insurance proceeds												$ 8,800,000
Other operating income (expense) | Natural disasters and other casualty events
Summary Of Significant Accounting Policies [Line Items]
Gain on insurance recovery					$ 9,200,000